THE TRAVELERS INSURANCE COMPANY
                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

                       TRAVELERS PREMIER ADVISERS ANNUITY
                      TRAVELERS PREMIER ADVISERS II ANNUITY
               TRAVELERS PREMIER ADVISERS -- ASSETMANAGER ANNUITY
              TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY
               TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY


                       Supplement dated February 14, 2006

                            To the Prospectuses dated
 May 2, 2005 (as supplemented) (Premier Advisers, Premier Advisers II and
                       Premier Advisers -- AssetManager)
                                       and
  July 11, 2005 (as supplemented) (Premier Advisers III and Premier Advisers L)



The Travelers Insurance Company and The Travelers Life and Annuity Company (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain Underlying Funds ("Existing Funds") and substitute new Underlying Funds ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an Underlying Fund under your Contract, such Replacement Fund will be added as an Underlying Fund on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.



                                                                         L-24607

The proposed substitution and respective advisers and/or sub-advisers for ALL of the Contracts listed above are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
UNIVERSAL INSTITUTIONAL FUNDS - U.S. REAL ESTATE             ->       NEUBERGER BERMAN REAL ESTATE PORTFOLIO
SECURITIES
(Class I)                                                             (Class A)

Morgan Stanley Investment Management Inc.                             Neuberger Berman Management, Inc.
---------------------------------------------------------------------------------------------------------------------


The proposed substitution and respective advisers and/or sub-advisers for all of the Contracts listed above EXCEPT TRAVELERS PREMIER ADVISERS ANNUITY (CLASS I) AND TRAVELERS PREMIER ADVISERS -- ASSETMANAGER ANNUITY are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                       ->       BLACKROCK MONEY MARKET PORTFOLIO
(Class II)                                                            (Class A)

Van Kampen Asset Management Inc.                                      BlackRock Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------


The proposed substitutions and respective advisers and/or sub-advisers for TRAVELERS PREMIER ADVISERS II ANNUITY, TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY AND TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
UNIVERSAL INSTITUTIONAL FUNDS - EQUITY AND INCOME            ->       MFS TOTAL RETURN PORTFOLIO
PORTFOLIO
(Class II)                                                            (Class F)

Morgan Stanley Investment Management Inc.                             Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
UNIVERSAL INSTITUTIONAL FUNDS - GLOBAL FRANCHISE             ->       OPPENHEIMER GLOBAL EQUITY PORTFOLIO
PORTFOLIO
(Class II)                                                            (Class B)

Morgan Stanley Investment Management Inc.                             OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT-EMERGING GROWTH PORTFOLIO                     ->       JANUS AGGRESSIVE GROWTH PORTFOLIO
(Class II)                                                            (Class B)

Van Kampen Asset Management Inc.                                      Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------------

The proposed substitution and respective advisers and/or sub-advisers for TRAVELERS PREMIER ADVISERS ANNUITY (CLASS I AND CLASS II) AND TRAVELERS PREMIER ADVISERS II ANNUITY are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO                        ->       MFS TOTAL RETURN PORTFOLIO
(Service Shares)                                                      (Class F)

Janus Capital Management LLC                                          Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------------


The proposed substitutions and respective advisers and/or sub-advisers for TRAVELERS PREMIER ADVISERS ANNUITY (CLASS I) AND TRAVELERS PREMIER ADVISERS -- ASSETMANAGER ANNUITY are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                       ->       BLACKROCK MONEY MARKET PORTFOLIO
(Class I)                                                             (Class A)


Van Kampen Asset Management Inc.                                      BlackRock Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT-EMERGING GROWTH PORTFOLIO                     ->       JANUS AGGRESSIVE GROWTH PORTFOLIO
(Class I)                                                             (Class A)

Van Kampen Asset Management Inc.                                      Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------------


The proposed substitution and respective advisers and/or sub-advisers for TRAVELERS PREMIER ADVISERS ANNUITY (CLASS II) are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT-EMERGING GROWTH PORTFOLIO                     ->       JANUS AGGRESSIVE GROWTH PORTFOLIO
(Class II)                                                            (Class B)

Van Kampen Asset Management Inc.                                      Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------------


Please note that:

     o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     o The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Fund unless you change your elections and transfer your Contract Value before the substitution takes place.

     o You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     o On the effective date of the substitution, your Contract Value in the Variable Funding Option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     o    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.








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